Offerings - Offering: 1	Oct. 03, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,511,799
Proposed Maximum Offering Price per Unit | $ / shares	4.15
Maximum Aggregate Offering Price	$ 27,023,965.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,732.01
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.001 per share (the “Common Stock”), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Represents an aggregate of 6,511,799 shares of Common Stock consisting of (i) 2,800,000 shares of Common Stock issuable upon the conversion of shares of the Company’s Series H convertible preferred stock, (ii) 2,949,000 shares of Common Stock issuable upon the exercise of certain warrants to purchase shares of Common Stock, (iii) 747,366 shares of Common Stock issuable upon the conversion of shares the Company’s Series I convertible preferred stock issued pursuant to that certain Membership Interest Purchase Agreement, by and among the Company, LPU Holdings LLC (“LPU”) and the members of LPU identified on the signature pages attached thereto, and (iv) 15,433 shares of Common Stock to be issued pursuant to a certain Advisory Agreement by and between the Company and Palladium Capital Group, LLC, dated as of August 31, 2025.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on September 29, 2025, which such date is within five business days of the filing of this registration statement, of $4.15 per share.